Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consist of the following at December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015
License Fee	$112,500	$112,500
Less accumulated amortization	(112,500)	(112,500)
	-	-
Patents and intellectual property	-	35,482
	$-	$35,482

Amortization expense for the above intangible assets for the years ended December 31, 2016 and 2015, respectively, was $0 and $1,339.